Collaborations and Licensing Arrangements (Tables)	12 Months Ended
Mar. 31, 2021
Research And Development [Abstract]
Payments made under the terms of collaboration and licensing arrangements
Under the terms of these collaboration and licensing arrangements, Takeda made the following payments during the years ended March 31:

	JPY (millions)
	2019	2020	2021
Initial up-front and milestone payments	¥29,857	¥77,016	¥84,034
Acquisition of shares of collaboration and in-licensing partners	5,994	1,317	1,504